SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Purchase and Selling Transactions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Polysilicon [Member]
Purchasing And Selling Inventory [Line Items]
Purchase	$ 44,453,562	$ 3,292,306	$ 2,704,839
Solar wafer [Member]
Purchasing And Selling Inventory [Line Items]
Sell	5,966,841	1,586,980	155,869
Solar cell [Member]
Purchasing And Selling Inventory [Line Items]
Sell	27,557,313	1,976,141	0
Purchase	32,647,267	11,971,938	382,716
Solar module [Member]
Purchasing And Selling Inventory [Line Items]
Sell	$ 28,564,666	$ 14,297,671	$ 1,790,579